AQR Trend Total Return Fund Expense Example - AQR Trend Total Return Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 335
Expense Example, with Redemption, 3 Years	1,105
Expense Example, with Redemption, 5 Years	1,895
Expense Example, with Redemption, 10 Years	3,958
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	360
Expense Example, with Redemption, 3 Years	1,185
Expense Example, with Redemption, 5 Years	2,027
Expense Example, with Redemption, 10 Years	4,203
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	1,079
Expense Example, with Redemption, 5 Years	1,859
Expense Example, with Redemption, 10 Years	$ 3,900